Income Taxes (Significant Components Of Deferred Income Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Deferred Tax Assets, Deferred revenue	$ 28.9	$ 34.1
Employee benefits, including share-based compensation	21.1	25.6
Other	10.9	18.3
Total deferred tax assets	60.9	78.0
Deferred tax liabilities:
Property and equipment	(335.6)	(348.9)
Intercompany transfers of property	(35.2)	(45.5)
Deferred costs	(24.5)	(23.5)
Other	(14.3)	(7.7)
Total deferred tax liabilities	(409.6)	(425.6)
Net deferred tax liability	(348.7)	(347.6)
Taxes payable
Net current deferred tax asset	9.3	29.7
Net noncurrent deferred tax liability	(358.0)	(377.3)
Net deferred tax liability	$ (348.7)	$ (347.6)